Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Insurance revenue		€ 9,097	€ 9,841	€ 10,386
Insurance service expenses		9,423	9,790	10,226
Net income / (expenses) on reinsurance held		836	325	182
Net fair value change of derivatives		43	(35)	0
Insurance finance income / (expenses)				1,048
Net reinsurance finance income / (expenses) on reinsurance held		564	611	699
Investment contract income / (expenses)		(11,372)	(8,781)	(7,851)
Other income		(137)	(153)	(35)
Other charges		6	8	92
Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Result before tax from continuing operations		1,045	660	(391)
Elimination of share in earnings of joint ventures and associates		(137)	(234)	(19)
Insurance revenue		(11)	2	(15)
Insurance service expenses		456	428	427
Net income / (expenses) on reinsurance held		(33)	(56)	(23)
Net fair value change of financial investments at fair value through profit or loss, other than derivatives		(871)	(240)	(224)
Net fair value change of derivatives		(4)	3	(7)
Realized gains and losses on financial investments		251	93	683
Net fair value change on investments in real estate		(10)	(1)	(2)
Impairment (losses) / reversals		63	229	90
Insurance finance income / (expenses)		802	440	375
Net reinsurance finance income / (expenses) on reinsurance held		(24)	(13)	(85)
Investment contract income / (expenses)		(13)	(6)	(5)
Fee and commission income		(6)	(21)	(11)
Commissions and expenses		320	342	597
Other income		(129)	(146)	(18)
Other charges		6	6	79
Results of businesses disposed during reporting periods		0	0	48
Operating result		1,702	1,485	1,498
Tax effect	[1]	(371)	(309)	(246)
Operating result after tax		€ 1,332	€ 1,176	€ 1,252

[1]	Tax effect was calculated using the respective operating segment’s statutory rate and presented on consolidated basis.